Equity - Composition of net debt and group equity (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Oct. 31, 2022	Dec. 31, 2020
Equity [Abstract]
Non-current portion of non-current borrowings	€ 7,035	€ 7,270	€ 6,473
Current borrowings and current portion of non-current borrowings	654	931	506
Borrowings	7,689	8,201	6,980	€ 1,000
Cash and cash equivalents	1,869	1,172	2,303		€ 3,226
Net debt	5,820	7,028	4,676
Equity attributable to owners of parent	12,028	13,249	14,438
Non-controlling interests	33	34	36
Equity	€ 12,061	€ 13,283	€ 14,475		€ 11,901
Net debt and group equity ratio	33:67	35:65	24:76